PROPERTY, PLANT AND EQUIPMENT (Schedule of Additional Information on Right-of-use Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 2,198	$ 395
Depreciation Member
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(381)	(273)
Accumulated impairment Charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(399)	(2,016)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	2,126	229
Buildings [Member] | Depreciation Member
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(325)	(196)
Buildings [Member] | Accumulated impairment Charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(356)	(1,930)
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	72	166
Computer equipment [Member] | Depreciation Member
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	(56)	(51)
Computer equipment [Member] | Accumulated impairment Charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ (43)	0
Plant and Equipment, vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		0
Plant and Equipment, vehicles [Member] | Depreciation Member
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		(26)
Plant and Equipment, vehicles [Member] | Accumulated impairment Charge [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		$ (86)